Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 1,757	$ 1,230
VAT receivable	731	1,373
Insurance	312	1,702
Prepaid manufacturing costs		456
Prepaid transition services (note 3)	749
Other current assets	2,836	1,474
Prepaid expenses and other current assets	$ 6,385	$ 6,235